Right-of-use assets	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Right-of-use assets
Note 6
Right-of-use
assets
Accounting policy
Lease contracts recognition
Lease contracts, as defined by IFRS 16 “Leases”, are recorded in the statement of consolidated financial position, which leads to the recognition of:

•	an asset representing a right of use of the asset leased during the lease term of the contract “right-of-use”; and

•	a liability related to the payment obligation “lease debt”.
Measurement of the
right-of
use asset
At the commencement date, the
right-of-use
asset is measured at cost and comprises:

•	the amount of the initial measurement of the lease liability, to which is added, if applicable, any lease payments made at or before the commencement date, less any lease incentives received;

•
where relevant, any initial direct costs incurred by the lessee for the conclusion of the contract. These are incremental costs which would not have been incurred if the contract had not been concluded; and

•	estimated costs for restoration of the leased asset according to the terms of the contract.
Following the initial recognition, the
right-of-use
asset must be depreciated over the useful life of the underlying assets as lease term for the rental component.
Measurement of the lease liability
At the commencement date, the lease liability is recognized for an amount equal to the present value of the lease payments over the lease term.
Amounts involved in the measurement of the lease liability are:

•	fixed payments (including in-substance fixed payments meaning that even if they are variable in form, they are in-substance unavoidable);

•
variable lease payments that depend on an index or a rate, initially measured using the index or the rate in force at the lease commencement date; amounts expected to be payable by the lessee under residual value guarantees; and

•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.
The lease liability is subsequently measured based on a process similar to the amortized cost method using the discount rate:

•	the liability is increased by the accrued interests resulting from the discounting of the lease liability, at the beginning of the lease period; and

•	payments made are deducted.
The interest cost for the period as well as variable payments, not taken into account in the initial measurement of the lease liability and incurred over the relevant period are recognized as costs.
In addition, the lease liability may be remeasured in the following situations:

•	the occurrence of a change in the lease term or a modification related to the assessment of the reasonably certain nature (or not) of the exercise of an option,

•	a remeasurement linked to residual value guarantees,

•	the occurrence of an adjustment to the rates and indices according to which the rents are calculated when rent adjustments occur.

COVID-19-Related
Rent Concessions
On May 28, 2020, the IASB issued
“Covid-19-Related
Rent Concessions”, an amendment to IFRS 16. The amendment, which is applicable from June 1, 2020 allows lessees not to account for rent concessions as lease modifications if they are a direct consequence of
Covid-19
and meet certain conditions. The practical expedient has been applied by the Group to all rent concessions that meet the conditions in IFRS 16.46B.
The amount recognized in profit or loss for the reporting period to reflect changes in lease payments that arise from rent concessions to which the Group has applied the practical expedient in IFRS 16.46A is immaterial.
Main contracts applicable
Based on its analysis, the Group has identified lease contracts according to the standard concerning office buildings, laboratories, production facilities and storage facilities.
For purposes of IFRS 16, the lease term reflects the Group’s reasonable expectation of the period during which the underlying asset will be used.
The discount rate used to calculate the lease debt is determined, for each portfolio of assets, according to the incremental borrowing rate at the contract date.
The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment.
The rental charges relating to short terms and low value lease remains classified as leases expenses in operating expenses and are immaterial.
Details of
Right-of-use
assets
IFRS 16 “Leases” was applicable for annual periods beginning on or after January 1, 2019. The consequence of the application of this standard is to recognize a right of use and lease liability on the balance sheet.
For the leaseback on Calyxt Headquarters, according to IFRS 16, the value of the right-of-use
asset has been adjusted for the amount of the net deferred losses recognized in the statement of financial position immediately before the date of initial application, which was $1.8 million.
The breakdown of
right-of-use
assets is as follows:

	Building lease	Office and laboratory equipment	Total

	$ in thousands
Net book value as of January 1, 2020	43,112	2,500	45,612

Additions to right-of-use assets	24,719	8,369	33,088
Depreciation expense	(4,904)	(1,568)	(6,472)
Translation adjustments	1,699	(82)	1,617

Net book value as of December 31, 2020	64,626	9,219	73,845

Gross value at end of period	73,878	11,511	85,389
Accumulated depreciation at end of period	(9,252)	(2,292)	(11,544)
Net book value as of January 1, 2021	62,424	11,421	73,845

Additions to right-of-use assets	(139)	6,336	6,197
Depreciation expense	(5,721)	(3,300)	(9,021)
Translation adjustments	(1,367)	(231)	(1,598)

Net book value as of December 31, 2021	55,197	14,226	69,423

Gross value at end of period	69,782	19,696	89,478
Accumulated depreciation at end of period	(14,586)	(5,470)	(20,056)
Entity-wide disclosures:
In 2021, approximately $18 million of our
right-of-use
assets relate to France, while approximately $51 million relate to the United States.
In 2020, approximately $22 million of our
right-of-use
assets related to France, while approximately $52 million related to the United States.
In 2019, approximately $15 million of our
right-of-use
assets related to France, while approximately $31 million related to the United States.